Major acquisitions and divestitures	12 Months Ended
Dec. 31, 2012
Major acquisitions and divestitures
Major acquisitions and divestitures

5    Major acquisitions and divestitures

a) Belvedere Coal Project

          In 2012, Vale concluded the purchase option on additional 24.5% participation in the Belvedere Coal Project owned by Aquila Resources Limited ("Aquila") in the amount of AUD150 million (US$156).

          The acquisition is subject to approvals from the government of Queensland, Australia. As a result of this transaction, Vale will increase its participation in Belvedere to 100%. Additionally, Vale agreed to pay AUD20 million (US$21) to end litigations and disputes relating to the Belvedere with Aquila.

          The project is still in stage of development and, consequently, subject to approval of the Board of Directors of Vale. At the end of transaction, Vale will have paid US$338 for 100% of Belvedere.

b) Fertilizer Business

          In 2010, through our wholly owned subsidiary Mineração Naque S.A. ("Naque"), we acquired 78.92% of the total capital (being 99.83% of the voting capital) of Vale Fertilizantes S.A. ("Vale Fertilizantes") and 100% of the total capital of Vale Fosfatados S.A.. In 2011 and beginning of 2012, we concluded several transactions including a public tender to acquire the free float of Vale Fertilizantes shares, and the subsequent delisting of its shares which resulted in the Company owning of 100% of the its capital.

          The purchase consideration of the business combination effected in 2010, when control was obtained, amounted to US$5,795. The purchase price allocation exercise was concluded in 2011 and generated a deferred tax liability on the fair value adjustments, determined based on the temporary differences between the accounting basis of those assets and liabilities at fair values, substantially represented by Property Plant and Equipment, and their tax basis represented by the historical carrying values at the acquired entity. Pursuant to current Brazilian tax regulations, goodwill generated in connection with a business combination as well as the fair values of assets and liabilities acquired are only tax deductible post a legal merger between the acquirer and the acquiree.

          In June 2012, we have decided to legally merge Naque and Vale Fertilizantes. As a result, the carrying amounts of acquired assets and liabilities accounted for in Naque's consolidated financial statements, represented by their amortized fair values from acquisition date, became their tax basis.

          Therefore, upon concluding the merger, there are no longer differences between tax basis and carrying amounts of the net assets acquired, and consequently there is no longer deferred tax liability amount to be recognized. The outstanding balance of the initially recognized deferred tax liability (accounted for in connection with the purchase accounting) totaling US$1,236 was entirely recycled through P&L for the year ended December 31, 2012, in connection with the legal merger of Vale Fertilizantes into Naque. In addition, Naque was then renamed as Vale Fertilizantes.

c) Sale of coal

          In June 2012, we concluded the sale of our thermal coal operations in Colombia to CPC S.A.S., an affiliate of Colombian Natural Resources S.A.S. ("CNR").

          The thermal coal operations in Colombia constitute a fully-integrated mine-railway-port system consisting of a coal mine and a coal deposit; a coal port facility; and an equity participation in a railway connecting the coal mines to the port.

          The loss on this transaction, of US$355 was recorded in the income statement in the line "Gain (loss) on sale of assets"

d) Acquisition of EBM shares

          As part of its strategy to optimize its corporate structure, Vale acquired additional 10.46% of Empreendimentos Brasileiros de Mineração S.A. ("EBM") in 2012, whose main asset is an interest in Minerações Brasileiras Reunidas S.A. ("MBR"), which owns the Itabirito, Vargem Grande and Paraopeba mining properties. As a result of the acquisition, we increased our share in EBM to 96.7% and in MBR to 98.3%. We recorded US$62 as result from operations with noncontrolling interest in "Stockholders Equity".

e) Manganese and ferroalloys

          In October 2012, we concluded the sale of the manganese ferroalloys operations in Europe to subsidiaries of Glencore International Plc., a company listed on the London and Hong Kong Stock Exchanges, for US$160 in cash, subject to the fulfillment of certain precedent conditions. We recognized a loss of US$22 presented in our statement of income as "gain (loss) on sale of assets".

          The manganese ferroalloys operations in Europe consist of: (a) 100% of Vale Manganèse France SAS, located in Dunkirk France; and (b) 100% of Vale Manganese Norway AS, located in Mo I Rana, Norway.

f) Participation of Vale Oman Pelletizing

          In October 2012, Vale sold 30% of participation in Vale Oman Pelletizing LLC for the Oman Oil Company, wholly owned subsidiary of the Government of the Sultanate of Oman, for US$71. We recognized a gain of US$63 recorded in equity.